Vanguard International Explorer Fund
Supplement Dated March 31, 2021, to the Prospectus and Summary Prospectus Dated February 26, 2021
Important Change to Vanguard International Explorer Fund

Effective March 31, 2021, Matthew Dobbs has retired from Schroder Investment Management North America Inc. (Schroders) as Head of Global Small Companies and no longer serves as a co-portfolio manager for the Schroders portion of Vanguard International Explorer Fund (the Fund). Luke Biermann remains as portfolio manager of the Schroders portion of the Fund.
All references to Mr. Dobbs and corresponding disclosure related to Mr. Dobbs in the Prospectus and Summary Prospectus are hereby deleted. The Fund’s investment objective, strategies, and policies remain unchanged.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 126C 032021

Vanguard Whitehall Funds

Supplement Dated March 31, 2021, to the Statement of Additional Information Dated February 26, 2021
Important Change to Vanguard International Explorer Fund
Effective March 31, 2021, Matthew Dobbs has retired from Schroder Investment Management North America Inc. (Schroders) as Head of Global Small Companies and no longer serves as a co-portfolio manager for the Schroders portion of Vanguard International Explorer Fund (the Fund). Luke Biermann remains as portfolio manager of the Schroders portion of the Fund.
All references to Mr. Dobbs and corresponding disclosure related to Mr. Dobbs in the Statement of Additional Information are hereby deleted. The Fund’s investment objective, strategies, and policies remain unchanged.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 934C 032021